FIXED ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 27,430	$ 22,866
Accumulated depreciation amortization	15,980	12,484
Net book value	11,450	10,382
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	21,716	18,193
Accumulated depreciation amortization	13,244	10,424
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,159	1,126
Accumulated depreciation amortization	882	829
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	4,555	3,547
Accumulated depreciation amortization	$ 1,854	$ 1,231